Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31,
	2021	2020
	(In thousands)
Computers and software	$1,397	$510
R&D lab equipment	2,283	469
Furniture and fixtures	88	40
Leasehold improvements	2,771	1,828
Construction in progress	6,273	—
Total property, plant and equipment	12,812	2,847
Less accumulated depreciation and amortization	(2,766)	(1,841)
Property, plant and equipment, net	$10,046	$1,006
Depreciation expense for the years ended December 31, 2021 and 2020 was $1.2 million and $1.2 million, respectively.